Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Prepayments to suppliers	769	1,141	188
Due from suppliers*	15,120	65,181	10,767
Advances to hospitals**	32,632	21,476	3,548
Advances to employees***	13,442	10,825	1,788
Deferred costs	6,200	6,200	1,024
Others	9,579	15,949	2,635

	77,742	120,772	19,950
Reserve for unrecoverable deposits	(10,270)	(9,292)	(1,535)

	67,472	111,480	18,415

	For the Years Ended December 31,
	2012	2013	2013
	RMB	RMB	US$
Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	10,619	10,270	1,696
Provisions for the year	—	1,533	253
Write off of provisions	—	(1,533)	(253)
Foreign currency translation	(349)	(978)	(161)

Balance at end of the year	10,270	9,292	1,535

Provisions are charged directly to the statement of comprehensive income. The related expense is included in the caption “asset impairment”.

*	Amounts due from suppliers represent returnable deposits of cancelled orders from suppliers. There were no remaining contractual obligations associated with purchase contracts as of December 31, 2012 and 2013, respectively. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. To date, the Group has not experienced any loss on amounts due from suppliers.
**	The amount represents interest-free advances to hospital customers. The Group has assessed the impact of such advances on revenue recognition at the outset of the arrangement and has concluded that they do not affect revenue recognition. The risk of loss arising from any failure by hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management. A charge to cost of revenue is recorded in the period in which a loss is incurred. The Group has provided reserve amounting to RMB10,270 and RMB9,292 (US$1,535) on advances to hospitals as at December 31, 2012 and 2013, respectively.
***	The amount represents interest-free advance to hospitals held by the Company’s employees to cover expenses incurred by hospital customers. The risk of loss is assessed prior to making the advances and is monitored on a regular basis by management. To date, the Group has not experienced any loss of such advances.